Note 17 - Current Tax Assets and Liabilities	12 Months Ended
Dec. 31, 2022
Disclosure of Current Tax Receivables and Payables [Abstract]
Note 17 - Current Tax Assets and Liabilities

17Current tax assets and liabilities

	Year ended December 31,
Current tax assets	2022	2021
Income tax assets	24,812	16,394
V.A.T. credits	218,009	176,202
Other prepaid taxes	315	425
	243,136	193,021

	Year ended December 31,
Current tax liabilities	2022	2021
Income tax liabilities	280,469	73,352
V.A.T. liabilities	17,228	12,955
Other taxes	78,543	57,179
	376,240	143,486